Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets

15.	Intangible assets

Intangible assets acquired separately are measured at cost, less amortization and impairment losses, if any. Internally generated intangible assets, excluding capitalized software development costs, are recognized as expenses when incurred.

Intangible assets consist mainly of software acquired from third parties, software developed for internal use, commercial rights (stores’ rights of use), customer lists and brands.

Intangible assets with definite useful lives are amortized by the straight-line method. The amortization period and method are reviewed, at least, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

Software development costs recognized as assets are amortized over their useful lives (5 to 10 years). The weighted average amortization rate is 11.47%, beginning the amortization when the assets become operational.

Intangible assets with indefinite useful lives are not amortized, but tested for impairment at the end of each reporting period or whenever there are indications that their carrying amount may be impaired either individually or at the level of the cash-generating unit. The assessment is reviewed annually to determine whether the indefinite life assumption remains appropriate. Otherwise, the useful life is changed prospectively from indefinite to definite.

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the Statements of Income in the year the asset is derecognized.

	Balance at 12.31.2020	Additions	Impairment	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer (**)	Balance at 12.31.2021

Goodwill	750	-	-	-	-	-	(21)	-	729
Tradename	3,731	-	(22)	-	-	-	(324)	-	3,385
Commercial rights (note 15.2)	47	4	-	-	-	-	-	-	51
Contractual rights	3	-	-	-	-	-	-	-	3
Software	1,030	228	-	(214)	(2)	-	(13)	115	1,144
	5,561	232	(22)	(214)	(2)	-	(358)	115	5,312
Lease-right of use:
Right of use Paes Mendonça (*)	567	-	-	(47)	-	43	-	(150)	413
Software	36	-	-	(8)	-	-	-	-	28
	603	-	-	(55)	-	43	-	(150)	441
Total	6,164	232	(22)	(269)	(2)	43	(358)	(35)	5,753
(*)	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.
(**)	Right-of-use value of R$150 reclassified to assets held for sale (Note 32)

	Balance at 12.31.2019	Additions	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer	Deconsolidation Sendas	Balance at 12.31.2020

Goodwill	1,314	-	-	-	-	39	15	(618)	750
Tradename	3,059	-	-	-	-	700	12	(40)	3,731
Commercial rights (note 15.2)	136	6	-	-	-	-	-	(95)	47
Contractual rights	3	-	(1)	-	-	13	(12)	-	3
Software	888	191	(179)	(2)	-	19	183	(70)	1,030
	5,400	197	(180)	(2)	-	771	198	(823)	5,561
Lease-right of use:
Right of use Paes Mendonça (*)	780	-	(47)	-	49	-	-	(215)	567
Software	56	1	(21)	-	-	-	-	-	36
	836	1	(68)	-	49	-	-	(215)	603
Total	6,236	198	(248)	(2)	49	771	198	(1,038)	6,164
(*)	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.

	Balance at 12.31.2021				Balance at 12.31.2020
	Cost	Accumulated amortization		Net	Cost	Accumulated amortization		Net

Goodwill	1,587	(858)	(*)	729	2,478	(1,728)	(*)	750
Tradename	3,385	-		3,385	3,731	-		3,731
Commercial rights (note 15.2)	54	(3)		51	47	-		47
Contractual rights	6	(3)		3	5	(2)		3
Software	2,165	(1,021)		1,144	2,012	(982)		1,030
	7,197	(1,885)		5,312	8,273	(2,712)		5,561
Lease-right of use:
Right of use Paes Mendonça	543	(130)		413	653	(86)		567
Software	170	(142)		28	120	(84)		36
	713	(272)		441	773	(170)		603
Total intangibles	7,910	(2,157)		5,753	9,046	(2,882)		6,164
(*)	Refers to amortizations recorded previously prior to the first time adoption of the IFRS.

15.1.	Impairment assessment on intangible assets with indefinite useful life, including goodwill

The impairment test of intangibles uses the same practices described in Note 14 Property and equipment.

For impairment testing purposes, goodwill acquired through business combinations and tradenames (brands) with indefinite life were allocated to a group of cash generating units, which correspond to our operating segments. They are Brazilian retail and Éxito Group.

CGU’s recoverable value is calculated using the value in use based on estimated cash flow based on financial budgets approved by Board of Directors for the next three years. The discount rate used on our retail segment cash flow projections was 10.6% (7.9% in 2020), and the cash flows exceeding the three-year period are extrapolated using a 4.8% growth rate (4.6% on December 31, 2020).  Based on this analysis no impairment charges were recorded.

The Éxito Group discount rate applied to cash flow projections is 7.4% (and cash flows exceeding the three-year period are extrapolated using a growth rate of 3%) in Colombia. Based on this analysis, R$ 22 impairment charges were recorded.

Sensitivity analysis

Based on the probable scenario, a sensitivity analysis was made for a 0.5 percentage points increase / decrease in the discount rate and growth rate. In any combination, the value of the segment's cash flow is higher than its book value. As a result of this analysis, there was no need to record a provision for impairment of these assets.

15.2.	Commercial right

Commercial rights are the right to operate the stores under acquired rights, or through business combinations.

Commercial rights are considered recoverable either through the expected cash flows of the related store or the sale to third parties.

Commercial rights with a defined useful life are tested using the same assumptions for the Company's impairment test, following the term of use of these assets.

15.3.	Additions to intangible assets for cash flow presentation purposes:

	2021	2020

Additions	232	198
Intangible assets financing - Addition	-	(1)
Intangible assets financing - Payments	-	4
Total	232	201